Income Taxes (Details) - Schedule of Reconciliations of the Statutory Income Tax Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Reconciliations Of The Statutory Income Tax Rate Abstract
Net income before provision for income taxes	$ 226,444	$ (304,982)
Taiwan statutory tax rate	20.00%	20.00%
Income tax at statutory tax rate	$ 45,289
Income tax expense(benefit)	$ (42,221)
Effective tax rates	(19.00%)	0.00%